SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 333-145624)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.__
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Post-Effective Amendment No. 46
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and
REGISTRATION STATEMENT
(NO. 811-22114)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 50
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VANGUARD MONTGOMERY FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on July 26, 2024, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 46 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 50 under the Investment Company Act of 1940, as amended (the "1940 Act")) to the registration statement on Form N-1A (the "Registration Statement") of Vanguard Montgomery Funds (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 26, 2024, the pending effective date of the Trust's 45th Post- Effective Amendment. By way of further background:

•Post-Effective Amendment No. 45 was filed under Rule 485(b)(1)(iii) on May 30, 2024, for the sole purpose of delaying, until June 28, 2024, the pending effective date of the Trust's 44th Post- Effective Amendment.

•Post-Effective Amendment No. 44 was filed under Rule 485(b)(1)(iii) on May 2, 2024, for the sole purpose of delaying, until May 31, 2024, the pending effective date of the Trust's 42nd Post- Effective Amendment.

•Post-Effective Amendment No. 42 was filed under Rule 485(b)(1)(iii) on April 4, 2024, for the sole purpose of delaying, until May 3, 2024, the pending effective date of the Trust's 41st Post- Effective Amendment.

•Post-Effective Amendment No. 41 was filed under Rule 485(b)(1)(iii) on March 7, 2024, for the sole purpose of delaying, until April 5, 2024, the pending effective date of the Trust's 40th Post- Effective Amendment.

•Post-Effective Amendment No. 40 was filed under Rule 485(b)(1)(iii) on February 8, 2024, for the sole purpose of delaying, until March 8, 2024, the pending effective date of the Trust's 39th Post-Effective Amendment.

•Post-Effective Amendment No. 39 was filed under Rule 485(b)(1)(iii) on January 11, 2024, for the sole purpose of delaying, until February 9, 2024, the pending effective date of the Trust's 38th Post-Effective Amendment.

•Post-Effective Amendment No. 38 was filed under Rule 485(b)(1)(iii) on December 14, 2023, for the sole purpose of delaying, until January 12, 2024, the pending effective date of the Trust's 37th Post-Effective Amendment.

•Post-Effective Amendment No. 37 was filed under Rule 485(b)(1)(iii) on November 16, 2023, for the sole purpose of delaying, until December 15, 2023, the pending effective date of the Trust's 36th Post-Effective Amendment.

•Post-Effective Amendment No. 36 was filed under Rule 485(b)(1)(iii) on October 19, 2023, for the sole purpose of delaying, until November 17, 2023, the pending effective date of the Trust's 35th Post-Effective Amendment.

•Post-Effective Amendment No. 35 was filed under Rule 485(a)(2) on July 21, 2023, to register shares of Vanguard Total Stock Market Index Fund, a new series of the Trust (the "Acquiring Fund"), in connection with a reorganization of a predecessor fund (Vanguard Total Stock Market Index Fund, a series of Vanguard Index Funds) with and into the Acquiring Fund. The Acquiring Fund is identical in management to the predecessor fund, and the investment objective, strategies, and policies remain unchanged. Post-Effective Amendment No. 35 originally requested that the Amendment become effective on October 20, 2023.

This Post-Effective Amendment No. 45 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 35 to the Registrant's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 27th day of June, 2024.

VANGUARD MONTGOMERY FUNDS

BY: /s/ Mortimer J. Buckley*

Mortimer J. Buckley

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mortimer J. Buckley*	Chairman and Chief Executive Officer	June 27, 2024

Mortimer J. Buckley
/s/ Tara Bunch*	Trustee	June 27, 2024

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	June 27, 2024

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	June 27, 2024

F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	June 27, 2024

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	June 27, 2024

Scott C. Malpass
/s/ Lubos Pastor*	Trustee	June 27, 2024

Lubos Pastor
/s/ André F. Perold*	Trustee	June 27, 2024

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	June 27, 2024

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	June 27, 2024

Grant Reid
/s/ David Thomas*	Trustee	June 27, 2024

David Thomas
/s/ Peter F. Volanakis*	Trustee	June 27, 2024

Peter F. Volanakis
Signature	Title	Date
/s/ Christine Buchanan*	Chief Financial Officer	June 27, 2024

Christine Buchanan

*By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney filed on July 21, 2023 (see File Number 33-53683); and a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), each Incorporated by Reference.